LOANS PAYABLE (Schedule of Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 9,233	$ 52,178
Credit Suisse Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	0	43,593
Debt instrument, unamortized discount (premium) and debt issuance costs		1,207
Non-recourse Promissory Notes [Member]
Debt Instrument [Line Items]
Long-term debt	9,233	8,585
Unamortized discount	$ 767	$ 1,415